Commitments And Contingencies (Future Minimum Lease Payments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
2015	$ 595
2016	480
2017	242
2018	59
2019	0
Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 1,376